Acquisitions	12 Months Ended
Dec. 31, 2022
Business Combinations [Abstract]
ACQUISITIONS

NOTE 3:- ACQUISITIONS

1.	Acquisition of I.T Cognitive Ltd.:

On May 19, 2022, Sapiens completed the acquisition of 100% of the outstanding shares of I.T Cognitive Ltd. (“Cognitive”), an Israeli company which provides digital transformation solutions, for a total cash consideration of $3,466.

Pro forma results of operations related to this acquisition have not been presented because they are not material to the Company’s consolidated statements of income.

2.	Acquisition of Thor Denmark Holding ApS and its subsidiaries:

On November 30, 2020 (“the TIA Acquisition Date”), the Company completed the acquisition of all of the outstanding shares of Thor Denmark Holding ApS (“TIA”), a leading vendor of digital software solutions. TIA offers comprehensive software solutions primarily for Property & Casualty insurers, as well as several innovative extension modules. Additionally, TIA offers a full scope of expert implementation, application management and hosting services, enabling insurers to execute their digital and business strategies. The purchase price amounted to $76,107 in cash, subject to net working capital adjustments. Acquisition related costs amounted to $719, and are presented under selling, marketing, general and administrative in the Company’s consolidated statements of income. The results of TIA’s operations have been included in the consolidated financial statements from the TIA Acquisition Date.

During 2021, the Company and TIA’s former shareholders (“Sellers”) agreed on the final working capital adjustments which resulted in a repayment of $831 from Sellers to the Company.

The following table summarizes the fair value of the assets acquired and liabilities assumed:

Current assets (including cash of $2,292)	$6,337
Goodwill	58,120
Intangible assets	29,946
Other long-term assets	4,254

Total assets acquired	$98,657

Current liabilities	$4,800
Deferred revenues	5,742
Deferred tax liabilities	6,962
Other long-term liabilities	5,877

Total liabilities acquired	$23,381

Net assets acquired	$75,276

The following table sets forth the components of intangible assets associated with the acquisition:

Fair value

Developed technology	$10,517
Customer relationships	19,266
Backlog	163

Total intangible assets	$29,946

The excess of purchase consideration over the fair value of net tangible and intangible assets acquired was recorded as goodwill. The goodwill from the acquisition of TIA is primarily attributable to potential synergy with Sapiens, as well as certain intangible assets that do not qualify for separate recognition. The goodwill is not deductible for income tax purposes.

Pro forma results of operations related to this acquisition have not been presented because they are not material to the Company’s consolidated statements of income.

3.	Acquisition of sum.cumo:

On February 6, 2020 (the “sum.cumo Acquisition Date”), Sapiens completed the acquisition of all the outstanding shares of sum.cumo GmbH (“sum.cumo”), a German company, which services insurers in the DACH region, helping them to achieve digital transformation of set up their existing business models or to design entirely new business models based on pure digital processes. sum.cumo’s experts in consulting, user experience, marketing and technology enable the region’s insurers to launch highly automated platforms well suited for e-commerce and real-time processing of transactions.

The purchase price totaled $ 22,487 in cash. At the acquisition date, the Company issued an aggregate of 173,005 RSUs to certain employees of sum.cumo, valued at a total of $4,400. The value of these grants was not included in the purchase price of sum.cumo, since their vesting is subject to both continued employment and other performance criteria.  In addition, sum.cumo’s senior executives have retention-based payments over three years (2020-2023) of up to approximately $2,800. These payments are subject to continued employment, and therefore were not included in the purchase price. Acquisition related costs amounted to $561, and are presented under selling, marketing, general and administrative in the Company’s consolidated statements of income. The results of sum.cumo’s operations have been included in the consolidated financial statements from the sum.cumo Acquisition Date.

The table below presents the fair value that was allocated to sum.cumo’s assets and liabilities based upon fair values as determined by the Company.

Net assets (including cash of $ 981)	$1,447
Intangible assets	9,730
Deferred tax liabilities	(3,211)
Goodwill	14,521

Net assets acquired	$22,487

The excess of purchase consideration over the fair value of net tangible and intangible assets acquired was recorded as goodwill. The goodwill from the acquisition of sum.cumo is primarily attributable to sales growth from future products, new customers and potential synergy with Sapiens, as well as certain intangible assets that do not qualify for separate recognition. The goodwill is not deductible for income tax purposes.

Pro forma results of operations related to this acquisition have not been presented because they are not material to the Company’s consolidated statements of income.

4.	Acquisition of Delphi Technology Inc. and its subsidiary:

On July 27, 2020 (the “Delphi Acquisition Date”), the Company completed the acquisition of all of the outstanding shares of Delphi Technology Inc. (“Delphi”), a leading vendor of software solutions for property & casualty (P&C) carriers, with a focus on the medical professional liability (MPL)/healthcare professional liability (HCPL) markets (sometimes referred to as “medical malpractice”). The total purchase price was $19,600 in cash.  Acquisition related costs amounted to $299, and are presented under selling, marketing, general and administrative in the Company’s consolidated statements of income. The results of Delphi’s operations have been included in the consolidated financial statements from the Delphi Acquisition Date.

The Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”) was enacted on March 27, 2020 in the United States. On April 22, 2020, Delphi applied for such aid in the form of U.S. Small Business Administration’s Paycheck Protection Program (“PPP Loan”) in the amount of $1,546. The PPP Loan is scheduled to mature on April 22, 2022, has a 1% interest rate, and is subject to the terms and conditions applicable to all loans made pursuant to the Paycheck Protection Program as administered by the U.S. Small Business Administration (“SBA”) under the CARES Act. A loan forgiveness request to SBA was applied by Delphi prior to the acquisition of the Company. In October 2022, SBA approved the loan forgiveness in the amount of $1,465 which recorded as a financial income. The rest of the amount (including the interest) was fully paid in December 2022.

The table below presents the fair value that was allocated to Delphi’s assets and liabilities based upon fair values as determined by the Company:

Net liabilities (including cash of $ 6,265)	$(524)
Intangible assets	7,562
Deferred tax liabilities, net	(2,313)
Goodwill	14,875

Net assets acquired	$19,600

The excess of purchase consideration over the fair value of net tangible and intangible assets acquired was recorded as goodwill. The goodwill from the acquisition of Delphi is primarily attributable to potential synergy with Sapiens, as well as certain intangible assets that do not qualify for separate recognition. The goodwill is not deductible for income tax purposes.

Pro forma results of operations related to this acquisition have not been presented because they are not material to the Company’s consolidated statements of income.

5.	Acquisition of Tiful Gemel Ltd.:

On June 1, 2020, Sapiens completed the acquisition of 75% of the outstanding shares of Tiful Gemel Ltd. (“Tiful Gemel”), an Israeli company which provides software solutions and managed services related to pension and provident funds in the Israeli market, for a total cash consideration of $1,281. In addition, under the share purchase agreement, the Company is committed to acquire the remainder of Tiful Gemel’s outstanding shares on June 1, 2023.

Pro forma results of operations related to this acquisition have not been presented because they are not material to the Company’s consolidated statements of income.

On July 8, 2021, the Company completed the acquisition of additional 20% of the outstanding shares of Tiful Gemel for a total amount of $390.